Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common shares, authorized	unlimited	unlimited
Common shares, issued	34,746,236	36,251,006
Common shares, outstanding	34,746,236	36,251,006